MAINLAND CHINA CONTRIBUTION PLAN (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MAINLAND CHINA CONTRIBUTION PLAN
Defined Contribution Plan, Cost Recognized	¥ 182,321	¥ 143,419	¥ 119,015